Dividends	12 Months Ended
Dec. 31, 2013
Dividends
14	Dividends

The Company declared and distributed dividends of $34,522, $46,401 and $59,070 to its shareholders during the years ended December 31, 2011, 2012 and 2013, respectively.

Pursuant to certain provisions as specified in the bank loan agreements as entered into by the Company, there is loan covenant which restricts the Company from declaring dividend over 40% of its net profit in each year.